Fair Value Measurements	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
2. Fair Value Measurements
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:
Level 1 — Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 — Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading debt securities, available-for-sale
debt securities, certain equity securities, derivatives, certain reinsurance recoverables, and variable annuity and variable life insurance contracts at fair value on a recurring basis.
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and 2021:
March 31, 2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥90,893	¥0	¥90,893	¥0
Trading debt securities	7,431	0	7,431	0
Available-for-sale debt securities:	1,631,185	21,490	1,521,342	88,353
Japanese and foreign government bond securities*2	653,945	3,301	650,644	0
Japanese prefectural and foreign municipal bond securities	250,355	0	247,523	2,832
Corporate debt securities*3	596,477	18,189	574,294	3,994
CMBS and RMBS in the Americas	48,672	0	48,672	0
Other asset-backed securities and debt securities	81,736	0	209	81,527
Equity securities*4*5	375,174	58,400	232,873	83,901
Derivative assets:	39,690	202	20,258	19,230
Options held/written and other	21,346	0	2,116	19,230
Futures, foreign exchange contracts	13,265	202	13,063	0
Foreign currency swap agreements	5,079	0	5,079	0
Netting*6	(9,152)	0	0	0
Net derivative assets	30,538	0	0	0
Other assets:	18,206	0	0	18,206
Reinsurance recoverables*7	18,206	0	0	18,206

Total	¥2,162,579	¥80,092	¥1,872,797	¥209,690

Liabilities:
Derivative liabilities:	¥73,649	¥2,471	¥71,178	¥0
Interest rate swap agreements	44,002	0	44,002	0
Options held/written and other	20,004	0	20,004	0
Futures, foreign exchange contracts	9,506	2,471	7,035	0
Foreign currency swap agreements	137	0	137	0
Netting*6	(9,152)	0	0	0
Net derivative Liabilities	64,497	0	0	0
Policy Liabilities and Policy Account Balances:	300,739	0	0	300,739
Variable annuity and variable life insurance contracts*8	300,739	0	0	300,739

Total	¥374,388	¥2,471	¥71,178	¥300,739

March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥63,272	¥0	¥63,272	¥0
Trading debt securities	2,654	0	2,654	0
Available-for-sale debt securities:	2,003,917	6,012	1,864,448	133,457
Japanese and foreign government bond securities*2	821,158	3,105	818,053	0
Japanese prefectural and foreign municipal bond securities	276,276	0	273,515	2,761
Corporate debt securities*3	742,251	2,907	738,323	1,021
CMBS and RMBS in the Americas	34,457	0	34,457	0
Other asset-backed securities and debt securities	129,775	0	100	129,675
Equity securities*4*5	396,465	82,039	223,016	91,410
Derivative assets:	22,696	352	8,521	13,823
Interest rate swap agreements	1,867	0	1,867	0
Options held/written and other	19,504	0	5,681	13,823
Futures, foreign exchange contracts	1,179	352	827	0
Foreign currency swap agreements	146	0	146	0
Netting*6	(1,944)	0	0	0
Net derivative assets	20,752	0	0	0
Other assets:	6,297	0	0	6,297
Reinsurance recoverables*7	6,297	0	0	6,297

Total	¥2,495,301	¥88,403	¥2,161,911	¥244,987

Liabilities:
Derivative liabilities:	¥71,034	¥475	¥70,526	¥33
Interest rate swap agreements	23,818	0	23,818	0
Options held/written and other	17,009	0	16,976	33
Futures, foreign exchange contracts	25,739	475	25,264	0
Foreign currency swap agreements	4,459	0	4,459	0
Credit derivatives held	9	0	9	0
Netting*6	(1,944)	0	0	0
Net derivative Liabilities	69,090	0	0	0
Policy Liabilities and Policy Account Balances:	266,422	0	0	266,422
Variable annuity and variable life insurance contracts*8	266,422	0	0	266,422

Total	¥337,456	¥475	¥70,526	¥266,455

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains
 of ¥401 million, ¥5,220
million and a loss

of ¥3,260 million from the change in the fair value of the loans for fiscal 2019, 2020 and 2021, respectively.
No gains or losses were recognized in earnings during fiscal 2019, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. As of March 31, 2020 and 2021, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥19 million, ¥8 million and ¥28 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥780 million and ¥1,537 million as of March 31, 2020 and 2021, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains
of ¥784 million, ¥210 million and ¥1,080 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,189 million and ¥2,907 million as of March 31, 2020 and 2021, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,141 million, ¥1,225 million and ¥3,187 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million an d ¥ 13,737 million as of March 31, 2020 and 2021, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥6,297 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥266,422 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2019, 2020 and 2021:
2019

	Millions of yen
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2019*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥120,917	¥1,912	¥2,020	¥3,932	¥44,163	¥(23,241)	¥(27,221)	¥(18,103)	¥100,447	¥268
Japanese prefectural and foreign municipal bond securities	0	(553)	136	(417)	0	0	0	3,305	2,888	0
Corporate debt securities	3,037	0	4	4	3,100	0	(981)	1,998	7,158	0
CMBS and RMBS in the Americas	36,010	1,034	546	1,580	1,304	(6,711)	(8,777)	(23,406)	0	0
Other asset-backed securities and debt securities	81,870	1,431	1,334	2,765	39,759	(16,530)	(17,463)	0	90,401	268
Equity securities	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Investment funds	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Derivative assets and liabilities (net)	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Options held/written and other	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Other asset	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Reinsurance recoverables*5	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Policy Liabilities and Policy Account Balances	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874
Variable annuity and variable life insurance contracts*6	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874
2020

	Millions of yen
	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 20 20	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 20 20 *1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥100,447	¥1,291	¥(13,721)	¥(12,430)	¥41,270	¥(3,925)	¥(34,018)	¥(2,991)	¥88,353	¥131
Japanese prefectural and foreign municipal bond securities	2,888	0	(56)	(56)	0	0	0	0	2,832	0
Corporate debt securities	7,158	0	(8)	(8)	900	0	(1,065)	(2,991)	3,994	0
Other asset-backed securities and debt securities	90,401	1,291	(13,657)	(12,366)	40,370	(3,925)	(32,953)	0	81,527	131
Equity securities	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Investment funds	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Derivative assets and liabilities (net)	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Options held/written and other	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Other asset	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Reinsurance recoverables*5	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Policy Liabilities and Policy Account Balances	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802
Variable annuity and variable life insurance contracts*6	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802

2021

	Millions of yen
	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 202 1	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 202 1 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 202 1 *2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥88,353	¥(1,065)	¥14,870	¥13,805	¥51,270	¥(12,890)	¥(5,187)	¥(1,894)	¥133,457	¥(1,228)	¥14,729
Japanese prefectural and foreign municipal bond securities	2,832	(115)	44	(71)	0	0	0	0	2,761	(115)	44
Corporate debt securities	3,994	0	1	1	0	0	(974)	(2,000)	1,021	0	1
Other asset-backed securities and debt securities	81,527	(950)	14,825	13,875	51,270	(12,890)	(4,213)	106	129,675	(1,113)	14,684
Equity securities	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Investment funds	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Derivative assets and liabilities (net)	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Options held/written and other	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Other asset	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Reinsurance recoverables*5	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Policy Liabilities and Policy Account Balances	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)
Variable annuity and variable life insurance contracts*6	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In fiscal 2019, Japanese prefectural and foreign municipal bond securities totaling ¥3,305 million were transferred from Level 2 to Level 3, since the valuation techniques to measure fair value of a certain foreign municipal bond security has been changed to discounted cash flows methodologies using unobservable inputs. The change of the valuation techniques is due to judgement that the Company and its subsidiaries cannot rely on price quotations from independent pricing service vendors and brokers considering deterioration of estimated cash flows from the security. In addition, CMBS and RMBS in the Americas totaling
¥23,406 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active.
In fiscal 2020, corporate debt securities totaling ¥2,991 million were transferred from Level 3 to Level 2, since the inputs became observable.
In fiscal 2021, corporate debt securities totaling ¥2,000 million and investment funds totaling ¥325 million were transferred from Level 3 to
Level 2, since the inputs became observable. In addition, other asset-backed securities and debt securities totaling ¥106 million were transferred from Level 2 to Level 3, since the inputs became unobservable.
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2020 and 2021. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥4,823	¥0	¥0	¥4,823
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	0	0	12,557
Investment in operating leases and property under facility operations	5,731	0	1,193	4,538
Certain investments in affiliates	11,213	8,741	0	2,472

	¥34,324	¥8,741	¥1,193	¥24,390

2021
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥238	¥0	¥238	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	10,679	0	0	10,679
Investment in operating leases and property under facility operations	6,740	0	1,806	4,934
Certain equity securities	10,486	0	6,909	3,577
Certain investments in affiliates	11,413	8,799	0	2,614
Certain goodwill	775	0	0	775

	¥40,331	¥8,799	¥8,953	¥22,579

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, if the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread. The loans held for sale in the Americas are classified as Level 3, if the Company and its subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market.
Real estate collateral-dependent loans
The allowance for credit losses for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for loans with deterioration in credit quality determined using a present value technique is not considered a fair value measurement. However, measurement for loans with deterioration in credit quality determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.
The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Investment in operating leases and property under facility operations and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Movable properties owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets.
Trading debt securities and
available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries classified these securities that were measured at fair value based on the observable inputs such as trading price and/or bit price as Level 2. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.
Equity securities and investment in affiliates
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. In addition, a certain Americas subsidiary measures its investments held by the investment companies which are owned by the subsidiary at fair value.

These investment funds, certain equity securities and certain investments in affiliates are classified as Level 3, because fair value measurement is based on the combination of discounted cash flow methodologies and market multiple valuation methods, or broker quotes. Discounted cash flow methodologies use future cash flows to be generated from investees, weighted average cost of capital (WACC) and others. Market multiple valuation methods use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on actual and projected cash flows, comparable peer companies, and comparable precedent transactions and others. Furthermore, certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market, or broker quotes.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Goodwill
For the information about the valuation methodologies, see Note 16 “Goodwill and Other Intangible Assets”.
Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and 2021.

	March 31, 2020
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,832	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	1,995	Discounted cash flows	Discount rate	0.4% – 2.5%
				(0.8%)
	1,999	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	20,582	Discounted cash flows	Discount rate	1.0% – 51.2%
				(12.1%)
			Probability of default	1.9%
				(1.9%)
	60,945	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	5,714	Internal cash flows	Discount rate	0.0%
				(0.0%)
	54,898	Discounted cash flows	WACC	7.6% – 19.1%
				(16.5%)
			EV/Terminal EBITDA multiple	7.0x-11.9x
				(9.3x)
		Market multiples	EV/Last twelve months EBITDA multiple	7.5x-11.8x
				(9.4x)
			EV/Forward EBITDA multiple	6.5x-10.3x
				(8.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-12.1x
				(9.5x)
	23,289	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	19,170	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.4%)
	60	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	18,206	Discounted cash flows	Discount rate	(0.2)% – 0.6%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.4%)
			Lapse rate	1.5% – 14.0%
				(7.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥209,690

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥300,739	Discounted cash flows	Discount rate	(0.2)% – 0.6%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 30.0%
				(6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(80.9%)

Total	¥300,739

	March 31, 2021
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,761	Appraisals/Broker quotes	—	—

Corporate debt securities	1,021	Discounted cash flows	Discount rate	0.3% – 1.8%
				(0.7%)
Other asset-backed securities and debt securities	25,891	Discounted cash flows	Discount rate	1.0% – 51.2%
				(11.1%)
			Probability of default	1.9%
				(1.9%)
	103,784	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	78,134	Discounted cash flows	WACC	13.1% – 18.7%
				(16.8%)
			EV/Terminal EBITDA multiple	7.3x – 10.5x
				(8.6x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.8x – 9.5x
				(7.8x)
			EV/Forward EBITDA multiple	7.6x – 11.6x
				(9.0x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.7x – 10.9x
				(9.1x)
	13,276	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	13,762	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.3%)
	61	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	6,297	Discounted cash flows	Discount rate	0.0% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.6%)
			Lapse rate	1.5% – 14.0%
				(6.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥244,987

Liabilities:
Derivative liabilities:
Options held/written and other	¥33	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	266,422	Discounted cash flows	Discount rate	0.0% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.6%)
			Lapse rate	1.5% – 30.0%
				(6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(76.7%)

Total	¥266,455

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2020 and 2021.

	2020
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥4,823	Discounted cash flows	Discount rate	5.7% – 7.7%
				(6.8%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	Direct capitalization	Capitalization rate	5.6% – 7.0%
				(6.0%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	302	Direct capitalization	Capitalization rate	4.3%
				(4.3%)
		Discounted cash flows	Discount rate	4.1%
				(4.1%)
	4,236	Appraisals	—	—
Certain investments in affiliates	359	Discounted cash flows	WACC	14.0%
				(14.0%)
		Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	7.0x
				(7.0x)
			EV/Precedent transaction three year average EBITDA multiple	7.0x
				(7.0x)
	2,113	Appraisals	—	—

	¥24,390

	2021
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,953	Direct capitalization	Capitalization rate	5.1% – 7.0%
				(5.9%)
	8,726	Appraisals	—	—
Investment in operating leases and property under facility operations	4,934	Appraisals	—	—
Certain equity securities	3,577	Appraisals	—	—
Certain investments in affiliates	2,614	Appraisals	—	—
Certain goodwill	775	Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	5.5x
				(5.5x)

	¥22,579

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
Unobservable inputs are weighted by the relative fair value of the asset or liability.
For more analysis of the uncertainty of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.